Schedule of Investments (unaudited)
February 29, 2024
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
L3Harris Technologies, Inc.	122,716	$ 25,974,069
RTX Corp.	326,385	29,266,943
		55,241,012
Automobile Components — 0.7%
Aptiv PLC(a)	75,500	6,001,495
Lear Corp.	52,569	7,220,352
		13,221,847
Automobiles — 0.9%
General Motors Co.	449,414	18,416,986
Banks — 6.2%
Citigroup, Inc.	745,882	41,388,992
Citizens Financial Group, Inc.	200,268	6,286,413
First Citizens BancShares, Inc., Class A	18,314	28,822,756
Wells Fargo & Co.	890,314	49,492,555
		125,990,716
Beverages — 0.8%
Diageo PLC	134,930	5,055,194
Keurig Dr. Pepper, Inc.	195,510	5,847,704
Pernod Ricard SA	29,780	4,977,242
		15,880,140
Broadline Retail — 0.6%
Alibaba Group Holding Ltd., ADR	169,630	12,557,709
Building Products — 0.9%
Allegion PLC	64,614	8,262,192
Johnson Controls International PLC	177,850	10,541,170
		18,803,362
Capital Markets — 0.9%
Carlyle Group, Inc. (The)	157,022	7,199,459
Raymond James Financial, Inc.	96,533	11,614,850
		18,814,309
Chemicals — 0.6%
International Flavors & Fragrances, Inc.	168,962	12,756,631
Communications Equipment — 1.0%
Cisco Systems, Inc.	407,196	19,696,071
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp.	139,753	20,307,508
Containers & Packaging — 1.2%
Sealed Air Corp.	685,950	23,919,077
Diversified Telecommunication Services — 1.4%
AT&T Inc.	508,883	8,615,389
Verizon Communications, Inc.	510,239	20,419,765
		29,035,154
Electric Utilities — 2.4%
American Electric Power Co., Inc.	154,085	13,126,501
Edison International	144,448	9,825,353
Exelon Corp.	317,642	11,384,289
NextEra Energy, Inc.	57,040	3,148,038
PG&E Corp.	609,529	10,173,039
		47,657,220
Electrical Equipment — 0.5%
Sensata Technologies Holding PLC	301,860	10,390,021
Electronic Equipment, Instruments & Components — 0.5%
Zebra Technologies Corp., Class A(a)	36,216	10,121,648
Security	Shares	Value
Financial Services — 2.8%
Equitable Holdings, Inc.	276,888	$ 9,480,645
Fidelity National Information Services, Inc.	475,457	32,896,870
Visa, Inc., Class A	49,314	13,938,109
		56,315,624
Food Products — 1.4%
Kraft Heinz Co. (The)	816,932	28,821,361
Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	789,670	32,313,296
Koninklijke Philips NV	514,338	10,362,508
Medtronic PLC	303,280	25,281,421
		67,957,225
Health Care Providers & Services — 4.9%
Cardinal Health, Inc.	235,905	26,416,642
Cigna Group (The)	65,168	21,905,571
Elevance Health, Inc.	31,075	15,576,344
Humana, Inc.	38,674	13,548,276
Laboratory Corp. of America Holdings	98,234	21,201,844
		98,648,677
Household Durables — 0.9%
Newell Brands, Inc.	765,354	5,740,155
Sony Group Corp., ADR	154,680	13,273,091
		19,013,246
Household Products — 0.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	62,680	4,715,657
Reckitt Benckiser Group PLC	88,578	5,596,617
		10,312,274
Industrial Conglomerates — 0.3%
Siemens AG, Registered Shares	30,422	6,022,612
Insurance — 3.8%
American International Group, Inc.	360,868	26,303,668
Fidelity National Financial, Inc., Class A	406,400	20,555,712
Prudential PLC	1,432,451	14,113,721
Willis Towers Watson PLC	55,141	15,031,988
		76,005,089
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	270,755	21,395,060
Leisure Products — 0.4%
Hasbro, Inc.	174,784	8,789,887
Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc.(a)	197,514	7,414,676
Machinery — 1.6%
CNH Industrial NV	836,490	9,996,055
Komatsu Ltd.	562,800	16,337,010
Westinghouse Air Brake Technologies Corp.	42,320	5,979,393
		32,312,458
Media — 1.6%
Comcast Corp., Class A	442,861	18,976,594
Fox Corp., Class A, NVS	312,643	9,313,635
WPP PLC	525,946	4,705,383
		32,995,612
Multi-Utilities — 0.6%
Sempra	168,944	11,927,446
Oil, Gas & Consumable Fuels — 4.8%
BP PLC	5,365,494	31,173,904
Chevron Corp.	64,180	9,756,002
Kosmos Energy Ltd.(a)	1,781,607	10,939,067

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Shell PLC	959,062	$ 29,663,633
Suncor Energy, Inc.	463,541	15,927,269
		97,459,875
Personal Care Products — 0.1%
Unilever PLC, ADR	59,615	2,919,347
Pharmaceuticals — 4.1%
AstraZeneca PLC	83,329	10,503,913
Bayer AG, Registered Shares	400,778	12,109,172
Bristol-Myers Squibb Co.	174,170	8,839,128
Eli Lilly & Co.	16,856	12,704,030
GSK PLC, ADR	120,080	5,031,352
Novo Nordisk A/S, ADR	14,659	1,755,708
Pfizer, Inc.	203,920	5,416,115
Sanofi SA	285,271	27,190,499
		83,549,917
Professional Services — 3.4%
Dun & Bradstreet Holdings, Inc.	1,356,233	14,294,696
Leidos Holdings, Inc.	207,181	26,490,163
SS&C Technologies Holdings, Inc.	455,040	29,013,350
		69,798,209
Semiconductors & Semiconductor Equipment — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	543,000	11,899,585
Texas Instruments, Inc.	49,930	8,354,787
		20,254,372
Software — 0.6%
Microsoft Corp.	31,861	13,178,984
Specialized REITs — 0.9%
Crown Castle, Inc.	159,849	17,573,799
Technology Hardware, Storage & Peripherals — 1.8%
HP, Inc.	247,369	7,007,964
Samsung Electronics Co. Ltd., Registered Shares, GDR	21,236	28,917,812
		35,925,776
Textiles, Apparel & Luxury Goods — 0.7%
Swatch Group AG (The)	21,440	5,061,669
Tapestry, Inc.	193,343	9,189,593
		14,251,262
Tobacco — 1.3%
British American Tobacco PLC	866,624	25,748,638
Wireless Telecommunication Services — 0.9%
Vodafone Group PLC	19,942,342	17,517,539
Total Common Stocks — 65.6% (Cost: $1,167,748,947)		1,328,918,376
		Par (000)
Equity-Linked Notes
Aerospace & Defense — 1.7%
Barclays Capital, Inc. (L3Harris Technologies, Inc.) 13.52% 03/18/24	USD	84,300	17,715,974
Nomura Securities International, Inc. (RTX Corp.) 15.44% 04/18/24		181,200	16,424,830
			34,140,804
Security		Par (000)	Value
Automobile Components — 0.4%
Citigroup Global Markets Inc. (Aptiv PLC) 22.81% 03/25/24	USD	43,300	$ 3,493,408
Mizuho Securities USA LLC (Lear Corp.) 18.81% 04/11/24		29,700	4,026,430
			7,519,838
Automobiles — 0.4%
Nomura Securities International, Inc. (General Motors Co.) 23.14% 03/20/24		233,100	8,486,142
Banks — 2.8%
Goldman Sachs & Co. LLC (Citigroup, Inc.) 18.51% 04/04/24		304,700	17,051,371
Goldman Sachs & Co. LLC (First Citizens BancShares, Inc.) 19.75% 04/04/24		10,300	15,769,822
JP Morgan Securities LLC (Citizens Financial Group, Inc.) 30.28% 05/08/24		111,200	3,492,162
JP Morgan Securities LLC (Wells Fargo & Co.) 18.10% 05/01/24		385,000	20,781,331
			57,094,686
Beverages — 0.2%
RBC Capital Markets LLC (Keurig Dr. Pepper, Inc.) 17.04% 04/25/24		108,500	3,291,538
Broadline Retail — 0.2%
HSBC Securities (USA), Inc. (Alibaba Group Holding Ltd.) 27.53% 03/18/24		50,900	3,779,278
Building Products — 0.2%
SG Americas Securities LLC (Allegion PLC) 20.09% 03/20/24		36,600	4,470,429
Capital Markets — 0.9%
Barclays Capital, Inc. (Raymond James Financial, Inc.) 17.67% 05/01/24		53,500	6,357,626
JP Morgan Securities LLC (Carlyle Group, Inc. (The)) 24.55% 03/25/24		184,300	7,898,761
Nomura Securities International, Inc. (Goldman Sachs Group, Inc. (The)) 16.09% 03/14/24		10,200	3,932,161
			18,188,548
Chemicals — 0.4%
JP Morgan Securities LLC (International Flavors & Fragrances, Inc.) 14.64% 03/14/24		95,900	7,285,733
Communications Equipment — 0.5%
Mizuho Securities USA LLC (Cisco Systems, Inc.) 15.07% 04/11/24		219,200	10,648,776
Consumer Staples Distribution & Retail — 0.7%
BNP Paribas Securities Corporation (Dollar General Corp.) 22.14% 04/18/24		100,900	14,040,867
Containers & Packaging — 0.6%
JP Morgan Securities LLC (Sealed Air Corp.) 22.81% 04/25/24		85,980	3,033,157
JP Morgan Securities LLC (Sealed Air Corp.) 29.81% 05/01/24		240,020	8,515,338
			11,548,495
Diversified Telecommunication Services — 1.0%
Barclays Capital, Inc. (Verizon Communications, Inc.) 20.43% 05/01/24		326,000	13,194,585
Mizuho Securities USA LLC (AT&T Inc.) 17.01% 03/07/24		394,500	6,679,004
			19,873,589

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities — 1.1%
BMO Capital Markets Corp. (Exelon Corp.) 20.14% 03/07/24	USD	180,200	$ 6,396,151
JP Morgan Securities LLC (NextEra Energy, Inc.) 23.49% 03/18/24		32,700	1,822,909
JP Morgan Securities LLC (PG&E Corp.) 10.14% 03/18/24		350,400	5,857,305
Mizuho Securities USA LLC (American Electric Power Co., Inc.) 16.97% 04/11/24		101,900	8,118,667
			22,195,032
Electronic Equipment, Instruments & Components — 0.3%
BMO Capital Markets Corp. (Zebra Technologies Corp.) 23.51% 03/14/24		20,500	5,508,288
Financial Services — 1.5%
Barclays Capital, Inc. (Visa, Inc.) 10.73% 03/18/24		28,300	7,869,498
Citigroup Global Markets Inc. (Equitable Holdings, Inc.) 19.60% 03/25/24		264,262	8,955,483
Mizuho Securities USA LLC (Fidelity National Information Services, Inc.) 19.42% 04/25/24		205,600	13,692,672
			30,517,653
Food Products — 0.8%
Barclays Capital, Inc. (Kraft Heinz Co. (The)) 17.29% 03/18/24		469,600	16,511,190
Ground Transportation — 0.2%
Nomura Securities International, Inc. (Union Pacific Corp.) 18.26% 03/14/24		15,500	3,723,562
Health Care Equipment & Supplies — 1.9%
Barclays Capital, Inc. (Zimmer Biomet Holdings, Inc.) 16.61% 03/18/24		32,600	4,039,586
HSBC Securities (USA), Inc. (Koninklijke Philips NV) 14.50% 04/11/24	EUR	293,300	5,928,439
Nomura Securities International, Inc. (Medtronic PLC) 15.73% 03/20/24	USD	172,100	14,435,954
RBC Capital Markets LLC (Baxter International, Inc.) 23.68% 03/25/24		353,500	14,240,367
			38,644,346
Health Care Providers & Services — 2.7%
BMO Capital Markets Corp. (Humana, Inc.) 17.96% 03/07/24		11,900	4,173,312
BMO Capital Markets Corp. (Laboratory Corp. of America Holdings) 18.36% 03/07/24		55,700	12,032,235
Citigroup Global Markets Inc. (Cardinal Health, Inc.) 13.56% 03/25/24		135,600	14,826,179
Mizuho Securities USA LLC (Cigna Group (The)) 20.00% 03/07/24		36,900	11,872,656
SG Americas Securities LLC (Elevance Health, Inc.) 17.31% 03/20/24		25,300	12,431,202
			55,335,584
Household Durables — 0.5%
Citigroup Global Markets Inc. (Newell Brands, Inc.) 30.32% 03/25/24		342,600	2,631,183
Mizuho Securities USA LLC (Sony Group Corp.) 16.15% 05/01/24		85,800	7,345,253
			9,976,436
Household Products — 0.3%
HSBC Securities (USA), Inc. (Reckitt Benckiser Group PLC) 19.27% 04/29/24(b)	GBP	48,600	3,082,726
JP Morgan Securities LLC (Henkel AG & Co. KGaA) 15.09% 04/11/24	EUR	35,700	2,715,426
			5,798,152
Security		Par (000)	Value
Industrial Conglomerates — 0.1%
BNP Paribas Arbitrage SNC (Siemens AG) 10.78% 04/29/24	EUR	16,600	$ 3,168,789
Insurance — 2.5%
Barclays Capital, Inc. (Willis Towers Watson PLC) 15.56% 03/18/24	USD	36,800	9,529,256
BNP Paribas Arbitrage SNC (Prudential PLC) 25.31% 03/28/24	GBP	812,900	7,941,256
BNP Paribas Securities Corporation (Fidelity National Financial, Inc.) 18.69% 04/18/24	USD	313,300	15,866,299
JP Morgan Securities LLC (American International Group, Inc.) 18.69% 04/18/24		247,907	17,805,234
			51,142,045
IT Services — 0.6%
Goldman Sachs & Co. LLC (Cognizant Technology Solutions Corp.) 15.87% 04/11/24		153,200	12,183,517
Leisure Products — 0.2%
Nomura Securities International, Inc. (Hasbro, Inc.) 18.80% 04/25/24		97,000	4,876,118
Life Sciences Tools & Services — 0.2%
BMO Capital Markets Corp. (Fortrea Holdings, Inc.) 23.56% 03/14/24		119,100	3,747,252
Machinery — 0.2%
RBC Capital Markets LLC (Westinghouse Air Brake Technologies Corp.) 12.17% 04/04/24		24,100	3,330,662
Media — 0.8%
Nomura Securities International, Inc. (Comcast Corp.) 15.21% 04/04/24		252,400	10,897,184
RBC Capital Markets LLC (Fox Corp.) 18.99% 04/25/24		173,500	5,202,322
			16,099,506
Multi-Utilities — 0.3%
RBC Capital Markets LLC (Sempra) 17.48% 04/18/24		93,700	6,558,612
Oil, Gas & Consumable Fuels — 2.7%
BNP Paribas Arbitrage SNC (BP PLC) 25.44% 03/28/24	GBP	3,045,300	17,254,377
BNP Paribas Arbitrage SNC (Shell PLC) 10.34% 04/29/24	USD	527,800	13,055,133
Mizuho Securities USA LLC (Williams Cos., Inc. (The)) 17.02% 03/07/24		102,700	3,671,232
RBC Capital Markets LLC (Chevron Corp.) 19.39% 04/18/24		35,500	5,434,055
RBC Capital Markets LLC (Kosmos Energy Ltd.) 19.68% 04/18/24		989,400	5,875,188
RBC Capital Markets LLC (Suncor Energy, Inc.) 24.60% 04/04/24		264,300	8,933,709
			54,223,694
Personal Care Products — 0.2%
RBC Capital Markets LLC (Unilever PLC) 15.66% 04/18/24		90,700	4,493,797
Pharmaceuticals — 1.8%
BNP Paribas Arbitrage SNC (AstraZeneca PLC) 12.90% 04/29/24	GBP	45,800	5,970,962
Goldman Sachs & Co. LLC (Eli Lilly & Co.) 21.08% 04/04/24	USD	9,500	6,553,612
HSBC Securities (USA), Inc. (Bayer AG) 20.40% 04/11/24	EUR	228,400	6,969,042

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
HSBC Securities (USA), Inc. (Sanofi SA) 12.05% 04/11/24	EUR	143,300	$ 13,755,288
Mizuho Securities USA LLC (Pfizer, Inc.) 17.47% 04/25/24	USD	113,100	3,026,712
			36,275,616
Professional Services — 2.0%
Barclays Capital, Inc. (Dun & Bradstreet Holdings, Inc.) 23.78% 03/18/24		779,700	8,275,598
Nomura Securities International, Inc. (SS&C Technologies Holdings, Inc.) 16.06% 04/25/24		252,600	16,090,664
SG Americas Securities LLC (Leidos Holdings, Inc.) 14.11% 04/25/24		123,900	15,409,923
			39,776,185
Software — 0.4%
BMO Capital Markets Corp. (Microsoft Corp.) 11.89% 04/04/24		18,100	7,444,415
Specialized REITs — 0.2%
BMO Capital Markets Corp. (American Tower Corp.) 17.67% 03/14/24		9,100	1,808,875
SG Americas Securities LLC (Crown Castle, Inc.) 24.16% 03/20/24		24,300	2,646,740
			4,455,615
Technology Hardware, Storage & Peripherals — 0.2%
RBC Capital Markets LLC (HP, Inc.) 16.61% 03/07/24		136,400	3,871,409
Textiles, Apparel & Luxury Goods — 0.4%
JP Morgan Securities LLC (Ralph Lauren Corp.) 17.48% 03/25/24		18,400	2,764,125
Nomura Securities International, Inc. (Tapestry, Inc.) 18.60% 04/25/24		128,700	5,980,017
			8,744,142
Security		Par (000)	Value
Tobacco — 0.7%
RBC Capital Markets LLC (British American Tobacco PLC) 19.33% 04/11/24	GBP	494,100	$ 14,518,168
Wireless Telecommunication Services — 0.7%
JP Morgan Securities LLC (Vodafone Group PLC) 23.08% 03/28/24		11,318,900	9,487,468
RBC Capital Markets LLC (Rogers Communications, Inc.) 20.00% 03/25/24	CAD	100,400	4,469,136
			13,956,604
Total Equity-Linked Notes — 33.5% (Cost: $678,971,573)			677,445,112
Total Long-Term Investments — 99.1% (Cost: $1,846,720,520)			2,006,363,488
	Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(c)(d)	17,454,473	17,454,473
Total Short-Term Securities — 0.8% (Cost: $17,454,473)		17,454,473
Total Investments — 99.9% (Cost: $1,864,174,993)		2,023,817,961
Other Assets Less Liabilities — 0.1%		1,486,544
Net Assets — 100.0%		$ 2,025,304,505
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —	$ 17,454,473(a)	$ —	$ —	$ —	$ 17,454,473	17,454,473	$ 2,088,918	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	8(a)	—	(8)	—	—	—	2,937(c)	—
				$ (8)	$ —	$ 17,454,473		$ 2,091,855	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 55,241,012	$ —	$ —	$ 55,241,012
Automobile Components	13,221,847	—	—	13,221,847
Automobiles	18,416,986	—	—	18,416,986
Banks	125,990,716	—	—	125,990,716
Beverages	5,847,704	10,032,436	—	15,880,140
Broadline Retail	12,557,709	—	—	12,557,709
Building Products	18,803,362	—	—	18,803,362
Capital Markets	18,814,309	—	—	18,814,309
Chemicals	12,756,631	—	—	12,756,631
Communications Equipment	19,696,071	—	—	19,696,071
Consumer Staples Distribution & Retail	20,307,508	—	—	20,307,508
Containers & Packaging	23,919,077	—	—	23,919,077
Diversified Telecommunication Services	29,035,154	—	—	29,035,154
Electric Utilities	47,657,220	—	—	47,657,220
Electrical Equipment	10,390,021	—	—	10,390,021
Electronic Equipment, Instruments & Components	10,121,648	—	—	10,121,648
Financial Services	56,315,624	—	—	56,315,624
Food Products	28,821,361	—	—	28,821,361
Health Care Equipment & Supplies	57,594,717	10,362,508	—	67,957,225
Health Care Providers & Services	98,648,677	—	—	98,648,677
Household Durables	19,013,246	—	—	19,013,246
Household Products	—	10,312,274	—	10,312,274
Industrial Conglomerates	—	6,022,612	—	6,022,612
Insurance	61,891,368	14,113,721	—	76,005,089
IT Services	21,395,060	—	—	21,395,060
Leisure Products	8,789,887	—	—	8,789,887
Life Sciences Tools & Services	7,414,676	—	—	7,414,676
Machinery	15,975,448	16,337,010	—	32,312,458
Media	28,290,229	4,705,383	—	32,995,612
Multi-Utilities	11,927,446	—	—	11,927,446
Oil, Gas & Consumable Fuels	36,622,338	60,837,537	—	97,459,875
Personal Care Products	2,919,347	—	—	2,919,347
Pharmaceuticals	33,746,333	49,803,584	—	83,549,917
Professional Services	69,798,209	—	—	69,798,209

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$ 8,354,787	$ 11,899,585	$ —	$ 20,254,372
Software	13,178,984	—	—	13,178,984
Specialized REITs	17,573,799	—	—	17,573,799
Technology Hardware, Storage & Peripherals	7,007,964	28,917,812	—	35,925,776
Textiles, Apparel & Luxury Goods	9,189,593	5,061,669	—	14,251,262
Tobacco	—	25,748,638	—	25,748,638
Wireless Telecommunication Services	—	17,517,539	—	17,517,539
Equity-Linked Notes	—	674,362,386	3,082,726	677,445,112
Short-Term Securities
Money Market Funds	17,454,473	—	—	17,454,473
	$ 1,074,700,541	$ 946,034,694	$ 3,082,726	$ 2,023,817,961
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares